FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) R$ in Thousands	3 Months Ended
Dec. 31, 2025 BRL (R$)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (2,979,974)
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	(106,832)
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (17,589,339)
Possible 25% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%
Possible 25% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (119,364)
Possible 25% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(294,918)
Possible 25% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(328,733)
Possible 25% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,297)
Possible 25% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(243,766)
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	(5,959,949)
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	(213,665)
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (35,178,678)
Remote 50% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%
Remote 50% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (238,728)
Remote 50% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(589,836)
Remote 50% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(657,466)
Remote 50% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,594)
Remote 50% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(487,533)
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,919,897
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	427,329
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(70,357,356)
Probable (base value) | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,204,403
Probable (base value) | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,917,258
Probable (base value) | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,825,045
Probable (base value) | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	101,302
Probable (base value) | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 25,195,489